Debt (ECAPS subordinated notes) (Details) - Subordinated Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2005
ECAPs Subordinated Debt [Member]
Debt Instrument [Line Items]
Face amount		$ 1,000,000,000.0
ECAPS Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Face amount	$ 400,000,000.0
Debt, fixed interest rate	6.25%
ECAPS Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Face amount	$ 600,000,000.0
LIBOR [Member] | ECAPS Subordinated Debt $400 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.80%
LIBOR [Member] | ECAPS Subordinated Debt $600 Million Tranche [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.55%